TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 4
to the Institutional and Retail Class Prospectuses
dated February 1, 2006

SUPPLEMENT NO. 3
to the Retail and Retirement Class Prospectuses
dated March 31, 2006

SUPPLEMENT NO. 2
to the Institutional Class Prospectus
dated March 31, 2006

dated December 8, 2006

The portfolio management teams of the Inflation-Linked Bond Fund, Money Market Fund and Tax-Exempt Bond Fund II have changed.

The following supplements the disclosure under “Portfolio Management Teams” in the February 1, 2006 Institutional and Retail Class Prospectuses and in the March 31, 2006 Retirement Class Prospectus:

INFLATION-LINKED BOND FUND

Michael F. Ferraro, CFA and Joseph P. Rolston are no longer members of the portfolio management team for the Inflation-Linked Bond Fund. Steven I. Traum will remain responsible for the day-to-day management of the Inflation-Linked Bond Fund.

The following supplements the disclosure under “Portfolio Management Teams” in the February 1, 2006 Institutional Class Prospectus and in the March 31, 2006 Retail and Retirement Class Prospectuses:

MONEY MARKET FUND

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Fund. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Fund.

The following supplements the disclosure under “Portfolio Management Teams” in the March 31, 2006 Institutional and Retail Class Prospectuses:

TAX-EXEMPT BOND FUND II

Carmen M. Failla is no longer a member of the portfolio management team for the Tax-Exempt Bond Fund II. Peter Scola will remain responsible for the day-to-day management of the Tax-Exempt Bond Fund II.

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TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 7
to the February 1, 2006 Statement of Additional Information (SAI)

SUPPLEMENT NO. 3
to the March 31, 2006 Statement of Additional Information (SAI)

dated December 8, 2006

The portfolio management teams of the Inflation-Linked Bond Fund, Money Market Fund and Tax-Exempt Bond Fund II have changed.

The following supplements the disclosure under “Additional Information Regarding Portfolio Managers“ in the February 1, 2006 and the March 31, 2006 SAIs:

INFLATION-LINKED BOND FUND

Michael F. Ferraro, CFA and Joseph P. Rolston are no longer members of the portfolio management team for the Inflation-Linked Bond Fund. Steven I. Traum will remain responsible for the day-to-day management of the Inflation-Linked Bond Fund.

MONEY MARKET FUND

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Fund. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Fund.

The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the March 31, 2006 SAI:

TAX-EXEMPT BOND FUND II

Carmen M. Failla is no longer a member of the portfolio management team for the Tax-Exempt Bond Fund II. Peter Scola will remain responsible for the day-to-day management of the Tax-Exempt Bond Fund II.

A11347 12/0

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